AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Information Technology – 28.6%
Electronic Equipment, Instruments & Components – 0.7%
CDW Corp./DE	2,148	$528,859

Semiconductors & Semiconductor Equipment – 9.1%
Broadcom, Inc.	747	971,466
KLA Corp.	765	521,960
NVIDIA Corp.	4,484	3,547,382
NXP Semiconductors NV	3,157	788,398
QUALCOMM, Inc.	4,817	760,074

		6,589,280

Software – 14.0%
Adobe, Inc.(a)	1,717	962,001
Autodesk, Inc.(a)	665	171,683
Gen Digital, Inc.	19,342	415,660
Microsoft Corp.	15,519	6,419,279
Oracle Corp.	12,264	1,369,643
ServiceNow, Inc.(a)	642	495,200
Workday, Inc. - Class A(a)	1,248	367,736

		10,201,202

Technology Hardware, Storage & Peripherals – 4.8%
Apple, Inc.	16,602	3,000,812
Western Digital Corp.(a)	8,135	483,788

		3,484,600

		20,803,941

Health Care – 15.0%
Biotechnology – 2.5%
Regeneron Pharmaceuticals, Inc.(a)	914	883,006
Vertex Pharmaceuticals, Inc.(a)	2,240	942,458

		1,825,464

Health Care Equipment & Supplies – 2.4%
Edwards Lifesciences Corp.(a)	8,708	739,048
Medtronic PLC	11,869	989,400

		1,728,448

Health Care Providers & Services – 5.1%
Elevance Health, Inc.	1,926	965,407
HCA Healthcare, Inc.	2,143	667,973
UnitedHealth Group, Inc.	4,315	2,129,884

		3,763,264

Life Sciences Tools & Services – 3.7%
Illumina, Inc.(a)	2,405	336,291
IQVIA Holdings, Inc.(a)	4,323	1,068,473
Thermo Fisher Scientific, Inc.	1,255	715,576
Waters Corp.(a)	1,645	555,056

		2,675,396

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.3%
Roche Holding AG (Sponsored ADR)	17,573	$575,164
Zoetis, Inc.	1,832	363,341

		938,505

		10,931,077

Financials – 13.0%
Banks – 3.2%
Bank of America Corp.	24,796	855,958
PNC Financial Services Group, Inc. (The)	2,078	305,882
Wells Fargo & Co.	21,414	1,190,404

		2,352,244

Capital Markets – 2.9%
Charles Schwab Corp. (The)	12,288	820,592
Goldman Sachs Group, Inc. (The)	2,475	962,899
LPL Financial Holdings, Inc.	1,165	312,092

		2,095,583

Financial Services – 4.2%
PayPal Holdings, Inc.(a)	5,228	315,458
Visa, Inc. - Class A	9,874	2,790,787

		3,106,245

Insurance – 2.7%
Progressive Corp. (The)	7,802	1,478,947
Willis Towers Watson PLC	1,742	474,887

		1,953,834

		9,507,906

Communication Services – 11.4%
Diversified Telecommunication Services – 1.0%
Comcast Corp. - Class A	18,013	771,857

Entertainment – 0.9%
Walt Disney Co. (The)	5,890	657,206

Interactive Media & Services – 8.2%
Alphabet, Inc. - Class C(a)	24,500	3,424,610
Meta Platforms, Inc. - Class A	5,146	2,522,209

		5,946,819

Wireless Telecommunication Services – 1.3%
T-Mobile US, Inc.	5,645	921,829

		8,297,711

Consumer Discretionary – 9.0%
Automobiles – 0.5%
Stellantis NV	12,863	337,782

Broadline Retail – 3.8%
Amazon.com, Inc.(a)	15,440	2,729,174

Hotels, Restaurants & Leisure – 1.6%
Hyatt Hotels Corp. - Class A	3,239	497,478
Restaurant Brands International, Inc.	9,044	702,267

		1,199,745

Company	Shares	U.S. $ Value

Specialty Retail – 2.2%
AutoZone, Inc.(a)	174	$523,047
Home Depot, Inc. (The)	2,834	1,078,649

		1,601,696

Textiles, Apparel & Luxury Goods – 0.9%
NIKE, Inc. - Class B	6,561	681,885

		6,550,282

Industrials – 7.0%
Aerospace & Defense – 0.3%
RTX Corp.	2,790	250,179

Building Products – 1.0%
Otis Worldwide Corp.	7,211	687,208

Construction & Engineering – 0.4%
MasTec, Inc.(a)	4,232	319,347

Electrical Equipment – 2.0%
Eaton Corp. PLC	4,397	1,270,733
Sensata Technologies Holding PLC	6,226	214,299

		1,485,032

Ground Transportation – 1.4%
CSX Corp.	25,899	982,608

Machinery – 1.5%
PACCAR, Inc.	9,542	1,058,113

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	2,186	322,894

		5,105,381

Consumer Staples – 5.6%
Beverages – 1.8%
Coca-Cola Co. (The)	12,550	753,251
Constellation Brands, Inc. - Class A	2,295	570,353

		1,323,604

Consumer Staples Distribution & Retail – 2.9%
Costco Wholesale Corp.	677	503,614
Walmart, Inc.	27,132	1,590,206

		2,093,820

Household Products – 0.9%
Procter & Gamble Co. (The)	4,141	658,171

		4,075,595

Energy – 2.7%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	21,598	639,085

Oil, Gas & Consumable Fuels – 1.8%
Chevron Corp.	3,400	516,834

Company	Shares	U.S. $ Value

EOG Resources, Inc.	7,136	$816,786

		1,333,620

		1,972,705

Materials – 2.7%
Chemicals – 2.7%
Corteva, Inc.	8,646	462,734
Linde PLC	1,725	774,214
LyondellBasell Industries NV - Class A	7,195	721,515

		1,958,463

Real Estate – 1.8%
Industrial REITs – 1.2%
Prologis, Inc.	6,335	844,266

Specialized REITs – 0.6%
American Tower Corp.	2,405	478,258

		1,322,524

Utilities – 1.5%
Electric Utilities – 1.5%
American Electric Power Co., Inc.	7,137	608,001
NextEra Energy, Inc.	8,713	480,870

		1,088,871

Total Common Stocks (cost $63,536,869)		71,614,456

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $1,140,423)	1,140,423	1,140,423

Total Investments – 99.9% (cost $64,677,292)(e)		72,754,879
Other assets less liabilities – 0.1%		56,880

Net Assets – 100.0%		$72,811,759

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,502,003 and gross unrealized depreciation of investments was $(424,416), resulting in net unrealized appreciation of $8,077,587.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$71,614,456	$—	$—	$71,614,456
Short-Term Investments	1,140,423	—	—	1,140,423

Total Investments in Securities	72,754,879	—	—	72,754,879
Other Financial Instruments(b)	—	—	—	—

Total	$72,754,879	$—	$—	$72,754,879

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$594	$810	$264	$1,140	$12